Sensitivity analysis	12 Months Ended
Dec. 31, 2025
Sensitivity Analysis
Sensitivity analysis

21.	Sensitivity analysis

The following analysis estimates the potential impact on profit or loss of the Group financial instruments under hypothetical stress scenarios of the main market risk factors affecting each position.

As of December 31, 2025 and December 31, 2024, we identified that the principal market risk is linked to changes in fixed and floating-rate indices applicable to our financial assets and liabilities, which serve as the benchmarks for these positions. For the hypothetical stress scenarios, the reasonably possible risk variation considered an increase in 10% and a decrease in 10% in the benchmark interest rate.

The floating-rate indices are primarily tied to the CDI and SELIC index rate, which reflects the average interbank deposit rate in Brazil, and to the IPCA—Brazil’s broad national consumer price index, which measures overall Brazilian inflation and is published monthly by the Brazilian Institute of Geography and Statistics (IBGE). For floating rate instruments, the table below presents the sensitivity of 12 months of interest income/expense, considering no other changes during this period. For fixed rate instruments, the table presents the sensitivity of fair value in the hypothetical scenario. The Group has not identified any risks related to exchange rates or commodity fluctuations in assets or liabilities.

	For the year ended
	December 31,
	2025	2024
Inflation (IPCA) (1)	4.3%	4.8%
Interest rate (SELIC) (2)	14.9%	12.2%

Source:  IBGE and Brazilian Central Bank.

(1) The IPCA, compiled by the Brazilian Institute of Geography and Statistics (IBGE), is a comprehensive consumer price index. The inflation figure presented reflects the accumulated variation over the preceding 12-month period.

(2) The SELIC rate, recognized as Brazil’s risk-free benchmark, is established by the Central Bank and serves as the primary instrument for the implementation of national monetary policy.

Sensitivity analysis of changes in interest rates

			Interest Change Scenario
As of December 31, 2025 (Restated)	Rate Risk	Total portfolio	10%	(10%)
Financial Assets
Financial assets measured at amortized cost		42,521,167	(352,850)	352,850
Debentures	Fixed Rate	1,739,571	(10,745)	10,745
Debentures	CDI	3,941,507	51,111	(51,111)
Gross Credit Potfolio (1)	Fixed Rate	34,365,118	(378,095)	378,095
Government Securities – Other Countries (ICO)	Fixed Rate	1,511,277	(14,989)	14,989
Government Securities – Other Countries (KDB)	Fixed Rate	289,509	(2,103)	2,103
National Treasury Notes (NTN)	IPCA	94,070	384	(384)
Investment securities - National Treasury Bills (LTN)	Fixed Rate	256,000	(2,616)	2,616
Financial Treasury Bills (LFT)	SELIC	324,115	4,203	(4,203)
Financial assets measured at fair value through profit or loss		3,102,639	39,717	(39,717)
Financial Instruments - Derivatives	CDI	250,582	23,175	(23,175)
Investment securities - Financial Treasury Bills (LFT)	Selic	1,722,314	22,335	(22,335)
Investment securities - Financial Bills (LF)	CDI	210,891	2,735	(2,735)
Investment securities - National Treasury Bills (LTN)	Fixed Rate	646,754	(6,596)	6,596
Investment securities - National Treasury Notes (NTN)	Fixed Rate	139,335	(1,141)	1,141
Mexican government securities – CETES, net of adjustments of hedge instruments	-	118,776	(791)	791
Investments fund quotas	-	13,987	-	-

Financial Liabilities
Other Liabilities		(10,397,345)	161,526	(161,526)
Obligations related to credit assignments (Vert and FIDC)	Fixed Rate	(10,397,345)	161,526	(161,526)
Financial liabilities measured at amortized cost		(31,777,859)	(174,536)	174,536
Demand customer deposits	-	(345,801)	-	-
Funds from acceptances and issuance of securities	CDI	(6,152,941)	(79,891)	79,891
Time customer deposits	CDI	(8,025,775)	(109,627)	109,627
Debt issued and other borrowed funds	CDI	(530,312)	(6,877)	6,877
Time customer deposits	IPCA	(4,368,545)	(18,133)	18,133
Funds from acceptances and issuance of securities	Fixed Rate	(17,588)	176	(176)
Time customer deposits	Fixed Rate	(8,110,561)	87,870	(87,870)
Loans and borrowing	CDI	(667,089)	(8,651)	8,651
Debt issued and other borrowed funds	Fixed Rate	(229,027)	2,761	(2,761)
Repurchase agrements	CDI	(3,251,446)	(42,164)	42,164
Interbank transactions	-	(78,774)	-	-

(1) Based on the gross credit portfolio balance, excluding allowance for loan losses, purchase premium, and hedging effects.

			Interest Change Scenario
As of December 31, 2024 (Restated)	Rate Risk	Total portfolio	10%	(10%)
Financial Assets
Financial assets measured at amortized cost		27,583,439	(270,796)	270,796
Financial Treasury Bills (LFT)	SELIC	104,192	1,129	(1,129)
Debentures	Fixed Rate	1,392,720	10,030	(10,030)
National Treasury Notes (NTN)	IPCA	90,866	419	(419)
Gross Credit Potfolio (1)	Fixed Rate	24,286,705	(265,398)	265,398
National Treasury Bills (LTN)	Fixed Rate	1,174,990	(12,729)	12,729
Government Securities – Other Countries (KDB)	Fixed Rate	533,966	(4,247)	4,247
Financial assets measured at fair value through other comprehensive income		14,394	156	(156)
Securities - Financial Treasury Bills (LFT)	SELIC	14,394	156	(156)
Financial assets measured at fair value through profit or loss		1,105,089	46,349	(46,349)
Financial Instruments - Derivatives	CDI	407,994	39,330	(39,330)
Investment securities - Financial Treasury Bills (LFT)	Selic	553,004	5,991	(5,991)
Premium bond	-	2,573	-	-
Investment securities - Financial Bills (LF)	CDI	1,073	12	(12)
Mexican government securities – CETES, net of adjustments of hedge instruments	-	106,368	1,016	(1,016)
Investments fund quotas	-	34,077	-	-

Financial Liabilities
Obligations related to credit assignments		(4,459,629)	79,518	(79,518)
Obligations related to credit assignments (Vert and FIDC)	Fixed Rate	(4,459,629)	79,518	(79,518)
Financial liabilities measured at amortized cost		(20,954,662)	(59,460)	59,460
Demand customer deposits	-	(320,209)	-	-
Exchange Acceptance Resources	CDI	(3,227,072)	(35,035)	35,035
Time customer deposits	CDI	(5,444,100)	(62,669)	62,669
Loans and borrowing	CDI	(480,103)	(5,201)	5,201
Debt issued and other borrowed funds	CDI	(269,173)	(2,916)	2,916
Time customer deposits	IPCA	(4,486,875)	(20,673)	20,673
Exchange Acceptance Resources	Fixed Rate	(28,913)	278	(278)
Time customer deposits	Fixed Rate	(6,325,758)	63,872	(63,872)
Debt issued and other borrowed funds	Fixed Rate	(253,109)	2,825	(2,825)
Repurchase agrements	Fixed Rate	(6,221)	59	(59)
Interbank transactions	-	(113,129)	-	-

(1) Based on the gross credit portfolio balance, excluding allowance for loan losses, purchase premium, and hedging effects.